SUBSEQUENT EVENTS (Details)						3 Months Ended
	Jul. 20, 2023 USD ($) item $ / shares shares	Mar. 31, 2023 USD ($) D shares	Jan. 19, 2023 USD ($) item $ / shares shares	Apr. 19, 2022 USD ($) item $ / shares shares	Oct. 21, 2021	Mar. 31, 2023 USD ($) $ / shares shares	Aug. 31, 2023 USD ($)	Jul. 28, 2023 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
SUBSEQUENT EVENTS
Maximum number of times for extend the date by which the company must consummate an initial business combination | item			6	6
Combination period, after extensions			21 months	21 months	21 months
Deposit into Company's Trust Account for each one-month extension			$ 165,000
Deposit into Company's Trust Account for each one-month extension, per share amount (in dollars) of each public share outstanding | $ / shares			$ 0.055
Number of public shares, shareholders exercised their right to redeem | shares		19,949,665	19,949,665	19,949,665		19,949,665
Amount removed from the Trust Account to pay holders			$ 206,500,000	$ 206,500,000		$ 206,500,000
Redemption price per public share | $ / shares			$ 10.35	$ 10.35		$ 10.35
Amount remain in the trust account		$ 33,058,050	$ 31,500,000	$ 31,500,000		$ 33,058,050			$ 33,949,490	$ 237,987,893	$ 234,604,006
Number of public shares outstanding | shares		3,050,335	3,050,335	3,050,335		3,050,335
Subsequent Event
SUBSEQUENT EVENTS
Maximum number of times for extend the date by which the company must consummate an initial business combination | item	3			6
Additional extension period each time for the company to consummate an initial business combination	1 month		1 month	1 month
Combination period, after extensions	24 months			21 months
Deposit into Company's Trust Account for each one-month extension	$ 90,000			$ 165,000
Deposit into Company's Trust Account for each one-month extension, per share amount (in dollars) of each public share outstanding | $ / shares	$ 0.03
Asset, Held-in-Trust				$ 31,500,000
Number of public shares, shareholders exercised their right to redeem | shares	339,914			19,949,665
Amount removed from the Trust Account to pay holders	$ 3,800,000			$ 206,500,000
Redemption price per public share | $ / shares	$ 11.13			$ 10.35
Amount remain in the trust account	$ 30,170,000						$ 30,600,000
Number of public shares outstanding | shares	2,710,421			3,050,335
Common stock outstanding								$ 162,624
Borrowing capacity		$ 50,000,000				$ 50,000,000
Threshold trading days | D		180
Consecutive business days | D		10
Subsequent Event | Unsecured promissory note
SUBSEQUENT EVENTS
Maximum borrowing capacity of related party promissory note	$ 180,000